SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	3 Months Ended				6 Months Ended		12 Months Ended											6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Jun. 30, 2013 Customer A [Member] USD ($)	Dec. 31, 2012 Customer A [Member] USD ($)	Jun. 30, 2013 Customer B [Member] USD ($)	Dec. 31, 2012 Customer B [Member] USD ($)	Jun. 30, 2013 Customer C [Member] USD ($)	Dec. 31, 2012 Customer C [Member] USD ($)	Jun. 30, 2013 Customer D [Member] USD ($)	Jun. 30, 2013 Stock Feed Manufacturing Technology [Member]	Dec. 31, 2012 Stock Feed Manufacturing Technology [Member]	Jun. 30, 2013 Proprietary Technologies [Member]	Dec. 31, 2012 Proprietary Technologies [Member]	Jun. 30, 2013 Use Rights [Member] Minimum [Member]	Dec. 31, 2012 Use Rights [Member] Minimum [Member]	Jun. 30, 2013 Use Rights [Member] Maximum [Member]	Dec. 31, 2012 Use Rights [Member] Maximum [Member]	Jun. 30, 2013 General and Administrative Expense [Member] USD ($)	Jun. 30, 2012 General and Administrative Expense [Member] USD ($)	Jun. 30, 2013 General and Administrative Expense [Member] USD ($)	Jun. 30, 2012 General and Administrative Expense [Member] USD ($)	Dec. 31, 2012 General and Administrative Expense [Member] USD ($)	Dec. 31, 2011 General and Administrative Expense [Member] USD ($)
Shipping, Handling and Transportation Costs																										$ 6,429	$ 1,113	$ 2,151	$ 0	$ 84,298	$ 58,096
Advertising Revenue Cost																										542	2,849	542	3,167	1,973	99,526
Accumulated other comprehensive income	5,139,044				5,139,044		3,868,274		3,446,838
Allowance for Doubtful Accounts Receivable	0				0		0		0
Goodwill, Acquired During Period					724,940		724,940
Finite-Lived Intangible Asset, Useful Life																		20 years	20 years	25 years	25 years	30 years	30 years	60 years	60 years
Foreign Currency Exchange Rate	$ 1.00	6.18			$ 1.00		$ 1.00	6.29	$ 1.00	6.30
Average Foreign Currency Exchange Rate Remeasurement	$ 1.00	6.24	$ 1.00	6.31			$ 1.00	6.31	$ 1.00	6.33
Cash, Uninsured Amount	9,274,048				9,274,048		8,403,458		1,379,837
From continuing and discontinued operations, Basic (in dollars per share)	$ 0.13		$ 0.14		$ 0.28	$ 0.22	$ 0.70		$ 0.43
From continuing and discontinued operations Diluted (in dollars per share)	$ 0.12		$ 0.13		$ 0.27	$ 0.20	$ 0.63		$ 0.39
Accounts receivable, net of allowance for doubtful accounts	$ 82,373,870				$ 82,373,870		$ 52,948,350		$ 27,531,915		$ 12,529,258	$ 9,628,321	$ 12,365,914	$ 7,584,293	$ 9,908,296	$ 5,898,681	$ 9,628,321
From continuing operations Basic (in dollars per share)							$ 0.70		$ 0.26
From continuing operations Diluted (in dollars per share)							$ 0.63		$ 0.23